Fair values	12 Months Ended
Dec. 31, 2025
Disclosure of fair value measurement of assets [abstract]
Fair values

19.         Fair values

Carrying amounts and fair values

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy (as defined in note 2.22). It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value, such as cash and cash equivalents, restricted cash, trade receivables,trade payables and sellers’ credit.

	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
December 31, 2025
	Financial assets
Financial assets measured at fair value
Current portion of fair value of derivative financial instruments	113	—	113	—	113
	113

	Financial liabilities
Financial liabilities not measured at fair value
Long-term borrowings	58,345	—	59,453	—	59,453
Financial liabilities	51,954	—	52,511	—	52,511
	110,299

19.         Fair values (continued)

	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
December 31, 2024
	Financial assets
Financial assets measured at fair value
Non-current portion of fair value of derivative financial instruments	181	—	181	—	181
Current portion of fair value of derivative financial instruments	442	—	442	—	442
	623

	Financial liabilities
Financial liabilities not measured at fair value
Long-term borrowings	66,540	—	68,137	—	68,137
Financial liabilities	52,471	—	53,394	—	53,394
	119,011

Measurement of fair values

Valuation techniques and significant unobservable inputs

The following tables show the valuation techniques used in measuring Level 1, Level 2 and Level 3 fair values, as well as the significant unobservable inputs used.

Financial instruments measured at fair value

Type	Valuation Techniques	Significant unobservable inputs

Derivative financial instruments:
Interest Rate Swap	Discounted cash flow	Discount rate

Financial instruments not measured at fair value

Type	Valuation Techniques	Significant unobservable inputs

Long-term borrowings and financial liabilities	Discounted cash flow	Discount rate

Transfers between Level 1, 2 and 3

There were no transfers between these levels in 2024 and 2025.